Titanium Universal Life Variable Account

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Titanium Universal Life Variable Account and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Titanium Universal Life Variable Account (the Separate Account) as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 18, 2024

Appendix A

The subaccounts that comprise Titanium Universal Life Variable Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Alger Balanced Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Capital Appreciation Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Growth & Income Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Large Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Mid Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Small Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Allspring VT Discovery SMID Cap Growth Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Allspring VT Index Asset Allocation Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Allspring VT International Equity Fund, Class 1	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Allspring VT Opportunity Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon VIF Appreciation Portfolio, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon VIF Government Money Market Portfolio, Single Share	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS CROCI U.S. VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Equity 500 Index VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS High Income VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Small Cap Index VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Small Mid Cap Growth VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Small Mid Cap Value VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Global Real Estate VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Invesco V.I. American Franchise Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Core Equity Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Equity and Income Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. EQV International Equity Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Government Securities Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Technology Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Growth Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS High Yield Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Investors Trust Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Research Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

MFS Total Return Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Value Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Foreign VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Global Bond VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2

ASSETS:
Investments at fair value (1)	$403,611	$4,429,807	$1,473,936	$2,635,344	$2,843,417	$1,294,340	$2,289,247
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	37	168	373	457	380	22	348
Total assets	403,648	4,429,975	1,474,309	2,635,801	2,843,797	1,294,362	2,289,595

LIABILITIES:
Payable to the Policies	37	168	373	457	380	22	348
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	3	63,849	11	22,710	18,430	17	27
Total liabilities	40	64,017	384	23,167	18,810	39	375

NET ASSETS	$403,608	$4,365,958	$1,473,925	$2,612,634	$2,824,987	$1,294,323	$2,289,220

Fair value per share (NAV)	$18.93	$78.22	$27.41	$62.42	$16.85	$16.53	$20.46
Shares outstanding in the Separate Account	21,321	56,633	53,774	42,220	168,749	78,302	111,889

(1) Investments in mutual fund shares, at cost	$349,597	$4,732,105	$1,181,927	$2,951,089	$3,563,419	$1,924,628	$3,268,395

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

							(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT International Equity Fund, Class 1	Allspring VT Opportunity Fund, Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share	DWS CROCI U.S. VIP, Class A

ASSETS:
Investments at fair value (1)	$112,343	$342,993	$2,274,425	$697,801	$697,110	$3,516,222	$47,608
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	2	13	394	72	4	1,323	1
Total assets	112,345	343,006	2,274,819	697,873	697,114	3,517,545	47,609

LIABILITIES:
Payable to the Policies	2	13	394	72	4	1,323	1
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	1	3	28	5	1,064	11	-
Total liabilities	3	16	422	77	1,068	1,334	1

NET ASSETS	$112,342	$342,990	$2,274,397	$697,796	$696,046	$3,516,211	$47,608

Fair value per share (NAV)	$18.68	$1.89	$25.99	$44.98	$35.02	$1.00	$15.59
Shares outstanding in the Separate Account	6,014	181,478	87,512	15,514	19,906	3,516,222	3,054

(1) Investments in mutual fund shares, at cost	$126,696	$443,734	$2,276,151	$696,604	$791,291	$3,516,222	$41,995

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

							(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	DWS Equity 500 Index VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I

ASSETS:
Investments at fair value (1)	$318,572	$36,406	$793,579	$100,273	$124,327	$830,657	$3,644,414
Receivable from the Policies	-	-	-	-	-	33	-
Receivable from the fund manager	4	-	33	2	3	-	690
Total assets	318,576	36,406	793,612	100,275	124,330	830,690	3,645,104

LIABILITIES:
Payable to the Policies	4	-	33	2	3	-	690
Payable to the fund manager	-	-	-	-	-	33	-
Payable to the Company	3	-	9	2	1	13	1,098
Total liabilities	7	-	42	4	4	46	1,788

NET ASSETS	$318,569	$36,406	$793,570	$100,271	$124,326	$830,644	$3,643,316

Fair value per share (NAV)	$26.97	$5.63	$13.63	$13.70	$13.86	$12.55	$58.96
Shares outstanding in the Separate Account	11,812	6,466	58,223	7,320	8,970	66,188	61,812

(1) Investments in mutual fund shares, at cost	$276,212	$38,225	$857,786	$115,422	$119,857	$936,783	$3,956,554

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

							(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS Growth Series, Initial Class

ASSETS:
Investments at fair value (1)	$2,683,018	$37,118	$672,833	$1,147,674	$138,373	$2,614,855	$2,354,053
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	285	-	22	29	2	851	65
Total assets	2,683,303	37,118	672,855	1,147,703	138,375	2,615,706	2,354,118

LIABILITIES:
Payable to the Policies	285	-	22	29	2	851	65
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	1,743	-	-	8	-	28	19
Total liabilities	2,028	-	22	37	2	879	84

NET ASSETS	$2,681,275	$37,118	$672,833	$1,147,666	$138,373	$2,614,827	$2,354,034

Fair value per share (NAV)	$29.29	$62.81	$16.48	$34.09	$10.32	$18.50	$60.29
Shares outstanding in the Separate Account	91,602	591	40,827	33,666	13,408	141,343	39,046

(1) Investments in mutual fund shares, at cost	$2,887,750	$42,838	$774,505	$1,180,436	$155,623	$3,161,414	$2,309,018

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

							(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	MFS High Yield Portfolio	MFS Investors Trust Series, Initial Class	MFS Research Series, Initial Class	MFS Total Return Series, Initial Class	MFS Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2

ASSETS:
Investments at fair value (1)	$74,786	$317,453	$471,008	$1,194,923	$78,058	$553,739	$170,271
Receivable from the Policies	-	-	6	-	-	162	-
Receivable from the fund manager	1	11	-	142	3	-	3
Total assets	74,787	317,464	471,014	1,195,065	78,061	553,901	170,274

LIABILITIES:
Payable to the Policies	1	11	-	142	3	-	3
Payable to the fund manager	-	-	6	-	-	162	-
Payable to the Company	-	959	4	8	1	4	1
Total liabilities	1	970	10	150	4	166	4

NET ASSETS	$74,786	$316,494	$471,004	$1,194,915	$78,057	$553,735	$170,270

Fair value per share (NAV)	$5.00	$35.99	$31.97	$23.26	$21.27	$14.24	$12.84
Shares outstanding in the Separate Account	14,957	8,821	14,733	51,372	3,670	38,886	13,261

(1) Investments in mutual fund shares, at cost	$82,324	$320,137	$454,749	$1,227,918	$74,891	$520,932	$198,133

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

							(Concluded)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2

INVESTMENT INCOME:
Dividend income	$5,487	$-	$19,022	$-	$-	$-	$-

EXPENSES:
Mortality and expense risk	1,805	15,582	5,291	9,440	11,176	5,109	7,955

NET INVESTMENT INCOME (LOSS)	3,682	(15,582)	13,731	(9,440)	(11,176)	(5,109)	(7,955)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,080	(52,581)	14,909	(54,516)	(68,557)	(47,785)	(51,156)
Capital gain distributions	1,317	-	42,675	-	-	-	-

Net realized gain (loss) on investments	2,397	(52,581)	57,584	(54,516)	(68,557)	(47,785)	(51,156)

Change in net unrealized appreciation (depreciation) on investments	52,174	1,425,964	219,702	724,385	614,861	230,955	437,818

Net realized and unrealized gain (loss) on investments	54,571	1,373,383	277,286	669,869	546,304	183,170	386,662

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,253	$1,357,801	$291,017	$660,429	$535,128	$178,061	$378,707

Note: Totals may not appear to foot/crossfoot due to rounding.

							(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT International Equity Fund, Class 1	Allspring VT Opportunity Fund, Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share	DWS CROCI U.S. VIP, Class A

INVESTMENT INCOME:
Dividend income	$999	$5,958	$-	$4,653	$4,783	$159,036	$786

EXPENSES:
Mortality and expense risk	516	1,549	8,423	2,098	2,756	14,836	215

NET INVESTMENT INCOME (LOSS)	483	4,409	(8,423)	2,555	2,027	144,200	571

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(3,353)	(18,082)	(14,889)	(3,287)	(18,843)	-	148
Capital gain distributions	3,217	-	175,338	74,721	58,017	-	-

Net realized gain (loss) on investments	(136)	(18,082)	160,449	71,434	39,174	-	148

Change in net unrealized appreciation (depreciation) on investments	15,458	61,125	329,801	60,704	84,260	-	7,595

Net realized and unrealized gain (loss) on investments	15,322	43,043	490,250	132,138	123,434	-	7,743

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,805	$47,452	$481,827	$134,693	$125,461	$144,200	$8,314

Note: Totals may not appear to foot/crossfoot due to rounding.

							(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	DWS Equity 500 Index VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I

INVESTMENT INCOME:
Dividend income	$3,956	$1,771	$7,780	$23	$1,298	$21,387	$-

EXPENSES:
Mortality and expense risk	1,189	110	3,203	405	475	3,629	12,117

NET INVESTMENT INCOME (LOSS)	2,767	1,661	4,577	(382)	823	17,758	(12,117)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,547	(269)	(7,609)	(5,333)	(223)	(13,220)	(66,648)
Capital gain distributions	14,927	-	16,678	3,133	4,360	-	72,018

Net realized gain (loss) on investments	18,474	(269)	9,069	(2,200)	4,137	(13,220)	5,370

Change in net unrealized appreciation (depreciation) on investments	44,715	2,208	98,222	19,024	9,935	78,569	1,091,508

Net realized and unrealized gain (loss) on investments	63,189	1,939	107,291	16,824	14,072	65,349	1,096,878

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,956	$3,600	$111,868	$16,442	$14,895	$83,107	$1,084,761

Note: Totals may not appear to foot/crossfoot due to rounding.

							(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS Growth Series, Initial Class

INVESTMENT INCOME:
Dividend income	$18,274	$-	$12,767	$2,131	$2,791	$-	$-

EXPENSES:
Mortality and expense risk	8,904	-	590	4,545	557	8,008	7,913

NET INVESTMENT INCOME (LOSS)	9,370	-	12,177	(2,414)	2,234	(8,008)	(7,913)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(33,000)	(1,192)	(8,755)	(15,541)	(572)	(69,234)	(12,834)
Capital gain distributions	58,972	-	33,434	798	-	-	165,292

Net realized gain (loss) on investments	25,972	(1,192)	24,679	(14,743)	(572)	(69,234)	152,458

Change in net unrealized appreciation (depreciation) on investments	480,270	5,499	27,498	194,592	3,818	928,411	485,079

Net realized and unrealized gain (loss) on investments	506,242	4,307	52,177	179,849	3,246	859,177	637,537

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$515,612	$4,307	$64,354	$177,435	$5,480	$851,169	$629,624

Note: Totals may not appear to foot/crossfoot due to rounding.

							(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS High Yield Portfolio	MFS Investors Trust Series, Initial Class	MFS Research Series, Initial Class	MFS Total Return Series, Initial Class	MFS Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2

INVESTMENT INCOME:
Dividend income	$4,030	$2,143	$2,205	$23,383	$1,202	$16,447	$-

EXPENSES:
Mortality and expense risk	335	939	1,679	4,699	285	2,426	764

NET INVESTMENT INCOME (LOSS)	3,695	1,204	526	18,684	917	14,021	(764)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(598)	(39)	(1,175)	(7,210)	275	(485)	(4,095)
Capital gain distributions	-	16,491	23,300	48,700	5,053	-	-

Net realized gain (loss) on investments	(598)	16,452	22,125	41,490	5,328	(485)	(4,095)

Change in net unrealized appreciation (depreciation) on investments	4,774	32,664	62,571	50,959	(965)	82,909	8,914

Net realized and unrealized gain (loss) on investments	4,176	49,116	84,696	92,449	4,363	82,424	4,819

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,871	$50,320	$85,222	$111,133	$5,280	$96,445	$4,055

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,682	$(15,582)	$13,731	$(9,440)	$(11,176)	$(5,109)	$(7,955)
Net realized gain (loss) on investments	2,397	(52,581)	57,584	(54,516)	(68,557)	(47,785)	(51,156)
Change in net unrealized appreciation (depreciation) on investments	52,174	1,425,964	219,702	724,385	614,861	230,955	437,818

Net increase (decrease) in net assets resulting from operations	58,253	1,357,801	291,017	660,429	535,128	178,061	378,707

POLICY TRANSACTIONS:
Policy owners' net payments	14,303	109,119	62,683	77,852	129,033	53,157	73,560
Policy maintenance charges	(10,875)	(116,297)	(70,385)	(86,495)	(117,844)	(46,343)	(81,368)
Policy owners' benefits	-	(82,431)	(76,691)	(99,274)	(106,619)	(49,471)	(48,246)
Net transfers (to) from the Company and/or Subaccounts	(4,541)	(79,656)	(53,913)	(11,929)	14,889	53,210	50,284

Increase (decrease) in net assets resulting from Policy transactions	(1,113)	(169,265)	(138,306)	(119,846)	(80,541)	10,553	(5,770)

Total increase (decrease) in net assets	57,140	1,188,536	152,711	540,583	454,587	188,614	372,937

NET ASSETS:
Beginning of period	346,468	3,177,422	1,321,214	2,072,051	2,370,400	1,105,709	1,916,283

End of period	$403,608	$4,365,958	$1,473,925	$2,612,634	$2,824,987	$1,294,323	$2,289,220

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT International Equity Fund, Class 1	Allspring VT Opportunity Fund, Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share	DWS CROCI U.S. VIP, Class A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$483	$4,409	$(8,423)	$2,555	$2,027	$144,200	$571
Net realized gain (loss) on investments	(136)	(18,082)	160,449	71,434	39,174	-	148
Change in net unrealized appreciation (depreciation) on investments	15,458	61,125	329,801	60,704	84,260	-	7,595

Net increase (decrease) in net assets resulting from operations	15,805	47,452	481,827	134,693	125,461	144,200	8,314

POLICY TRANSACTIONS:
Policy owners' net payments	4,877	18,452	85,853	18,301	28,034	301,482	3,859
Policy maintenance charges	(7,503)	(14,043)	(91,576)	(23,942)	(31,445)	(286,834)	(3,093)
Policy owners' benefits	-	(20,605)	(92,962)	(19,192)	(47,692)	(236,295)	(4,314)
Net transfers (to) from the Company and/or Subaccounts	(7,107)	(13,771)	(25,017)	1,445	(18,129)	480,906	37

Increase (decrease) in net assets resulting from Policy transactions	(9,733)	(29,967)	(123,702)	(23,388)	(69,232)	259,259	(3,511)

Total increase (decrease) in net assets	6,072	17,485	358,125	111,305	56,229	403,459	4,803

NET ASSETS:
Beginning of period	106,270	325,505	1,916,272	586,491	639,817	3,112,752	42,805

End of period	$112,342	$342,990	$2,274,397	$697,796	$696,046	$3,516,211	$47,608

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	DWS Equity 500 Index VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,767	$1,661	$4,577	$(382)	$823	$17,758	$(12,117)
Net realized gain (loss) on investments	18,474	(269)	9,069	(2,200)	4,137	(13,220)	5,370
Change in net unrealized appreciation (depreciation) on investments	44,715	2,208	98,222	19,024	9,935	78,569	1,091,508

Net increase (decrease) in net assets resulting from operations	65,956	3,600	111,868	16,442	14,895	83,107	1,084,761

POLICY TRANSACTIONS:
Policy owners' net payments	25,544	2,561	32,737	3,489	6,629	48,642	129,836
Policy maintenance charges	(28,746)	(2,775)	(34,095)	(5,362)	(5,434)	(30,333)	(140,258)
Policy owners' benefits	(6,541)	(251)	(21,346)	(12,420)	-	(38,722)	(122,289)
Net transfers (to) from the Company and/or Subaccounts	(2,887)	150	22,655	(336)	9,097	26,889	(41,727)

Increase (decrease) in net assets resulting from Policy transactions	(12,630)	(315)	(49)	(14,629)	10,292	6,476	(174,438)

Total increase (decrease) in net assets	53,326	3,285	111,819	1,813	25,187	89,583	910,323

NET ASSETS:
Beginning of period	265,243	33,121	681,751	98,458	99,139	741,061	2,732,993

End of period	$318,569	$36,406	$793,570	$100,271	$124,326	$830,644	$3,643,316

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS Growth Series, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,370	$-	$12,177	$(2,414)	$2,234	$(8,008)	$(7,913)
Net realized gain (loss) on investments	25,972	(1,192)	24,679	(14,743)	(572)	(69,234)	152,458
Change in net unrealized appreciation (depreciation) on investments	480,270	5,499	27,498	194,592	3,818	928,411	485,079

Net increase (decrease) in net assets resulting from operations	515,612	4,307	64,354	177,435	5,480	851,169	629,624

POLICY TRANSACTIONS:
Policy owners' net payments	114,075	1,709	28,600	55,521	5,679	84,782	54,718
Policy maintenance charges	(108,894)	(920)	(30,657)	(51,042)	(3,496)	(89,050)	(67,242)
Policy owners' benefits	(120,647)	(3,363)	(25,433)	(62,475)	(173)	(46,727)	(66,405)
Net transfers (to) from the Company and/or Subaccounts	(28,601)	(9)	6,797	(13,946)	4,576	(37,115)	(4,529)

Increase (decrease) in net assets resulting from Policy transactions	(144,067)	(2,583)	(20,693)	(71,942)	6,586	(88,110)	(83,458)

Total increase (decrease) in net assets	371,545	1,724	43,661	105,493	12,066	763,059	546,166

NET ASSETS:
Beginning of period	2,309,730	35,394	629,172	1,042,173	126,307	1,851,768	1,807,868

End of period	$2,681,275	$37,118	$672,833	$1,147,666	$138,373	$2,614,827	$2,354,034

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS High Yield Portfolio	MFS Investors Trust Series, Initial Class	MFS Research Series, Initial Class	MFS Total Return Series, Initial Class	MFS Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,695	$1,204	$526	$18,684	$917	$14,021	$(764)
Net realized gain (loss) on investments	(598)	16,452	22,125	41,490	5,328	(485)	(4,095)
Change in net unrealized appreciation (depreciation) on investments	4,774	32,664	62,571	50,959	(965)	82,909	8,914

Net increase (decrease) in net assets resulting from operations	7,871	50,320	85,222	111,133	5,280	96,445	4,055

POLICY TRANSACTIONS:
Policy owners' net payments	4,558	7,618	15,981	63,185	2,399	26,620	11,265
Policy maintenance charges	(3,875)	(11,308)	(15,520)	(61,945)	(2,202)	(24,968)	(9,498)
Policy owners' benefits	(251)	(7,900)	(9,454)	(85,235)	(1,211)	(4,829)	(7,657)
Net transfers (to) from the Company and/or Subaccounts	61,151	(56,205)	2,161	10,716	9,048	(37,890)	(311)

Increase (decrease) in net assets resulting from Policy transactions	61,583	(67,795)	(6,832)	(73,279)	8,034	(41,067)	(6,201)

Total increase (decrease) in net assets	69,454	(17,475)	78,390	37,854	13,314	55,378	(2,146)

NET ASSETS:
Beginning of period	5,332	333,969	392,614	1,157,061	64,743	498,357	172,416

End of period	$74,786	$316,494	$471,004	$1,194,915	$78,057	$553,735	$170,270

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,526	$(15,651)	$14,320	$(10,167)	$(11,800)	$(5,717)	$(8,440)
Net realized gain (loss) on investments	21,684	215,087	222,229	106,272	(23,345)	141,508	703,386
Change in net unrealized appreciation (depreciation) on investments	(73,274)	(2,079,372)	(489,408)	(1,408,088)	(1,297,588)	(812,483)	(1,866,989)

Net increase (decrease) in net assets resulting from operations	(49,064)	(1,879,936)	(252,859)	(1,311,984)	(1,332,734)	(676,693)	(1,172,043)

POLICY TRANSACTIONS:
Policy owners' net payments	15,493	115,378	61,162	88,285	134,971	57,721	82,384
Policy maintenance charges	(10,778)	(109,712)	(72,156)	(89,995)	(115,861)	(47,395)	(80,861)
Policy owners' benefits	(18,307)	(89,630)	(63,119)	(40,112)	(94,135)	(32,245)	(59,370)
Net transfers (to) from the Company and/or Subaccounts	(18,704)	114,724	(66,678)	94,690	196,780	77,371	115,302

Increase (decrease) in net assets resulting from Policy transactions	(32,297)	30,760	(140,791)	52,869	121,756	55,453	57,455

Total increase (decrease) in net assets	(81,361)	(1,849,175)	(393,650)	(1,259,115)	(1,210,978)	(621,240)	(1,114,588)

NET ASSETS:
Beginning of period	427,829	5,026,597	1,714,863	3,331,165	3,581,378	1,726,948	3,030,871

End of period	$346,468	$3,177,422	$1,321,214	$2,072,051	$2,370,400	$1,105,709	$1,916,283

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT International Equity Fund, Class 1	Allspring VT Opportunity Fund, Class 2	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	DWS CROCI U.S. VIP, Class A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$151	$12,573	$(8,917)	$1,675	$29,386	$1,145	$658
Net realized gain (loss) on investments	12,093	(33,311)	459,437	196,088	-	94,109	149
Change in net unrealized appreciation (depreciation) on investments	(34,813)	(27,015)	(994,326)	(351,363)	-	(276,915)	(9,880)

Net increase (decrease) in net assets resulting from operations	(22,569)	(47,753)	(543,807)	(153,600)	29,386	(181,662)	(9,073)

POLICY TRANSACTIONS:
Policy owners' net payments	4,877	20,409	90,832	28,829	283,616	19,396	4,162
Policy maintenance charges	(6,974)	(17,766)	(89,794)	(33,173)	(295,401)	(24,278)	(4,216)
Policy owners' benefits	-	(19,084)	(38,878)	(32,550)	(49,606)	(12,845)	(2,255)
Net transfers (to) from the Company and/or Subaccounts	(372)	(14,324)	(126,143)	(17,320)	(971,117)	4,354	(3,398)

Increase (decrease) in net assets resulting from Policy transactions	(2,469)	(30,765)	(163,983)	(54,214)	(1,032,507)	(13,372)	(5,708)

Total increase (decrease) in net assets	(25,038)	(78,517)	(707,790)	(207,814)	(1,003,121)	(195,034)	(14,781)

NET ASSETS:
Beginning of period	131,309	404,023	2,624,061	847,631	4,115,874	781,523	57,586

End of period	$106,270	$325,505	$1,916,272	$639,817	$3,112,752	$586,491	$42,805

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	DWS Equity 500 Index VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,511	$1,621	$3,583	$(491)	$428	$15,986	$(12,233)
Net realized gain (loss) on investments	23,174	(383)	126,424	8,466	1,821	50,025	866,768
Change in net unrealized appreciation (depreciation) on investments	(89,631)	(4,526)	(321,716)	(47,448)	(21,426)	(339,097)	(2,132,568)

Net increase (decrease) in net assets resulting from operations	(63,946)	(3,289)	(191,710)	(39,473)	(19,178)	(273,086)	(1,278,033)

POLICY TRANSACTIONS:
Policy owners' net payments	30,902	3,536	34,723	4,139	6,649	50,249	136,380
Policy maintenance charges	(28,198)	(2,627)	(34,378)	(5,991)	(5,126)	(31,247)	(132,890)
Policy owners' benefits	(5,748)	(9)	(29,625)	(701)	(82)	(56,795)	(132,675)
Net transfers (to) from the Company and/or Subaccounts	(6,855)	(678)	(21,970)	1,315	(2,659)	(38,315)	41,776

Increase (decrease) in net assets resulting from Policy transactions	(9,899)	222	(51,250)	(1,238)	(1,218)	(76,109)	(87,408)

Total increase (decrease) in net assets	(73,845)	(3,067)	(242,960)	(40,711)	(20,396)	(349,195)	(1,365,441)

NET ASSETS:
Beginning of period	339,087	36,188	924,711	139,170	119,536	1,090,257	4,098,434

End of period	$265,243	$33,121	$681,751	$98,458	$99,139	$741,061	$2,732,993

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS Growth Series, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$13,841	$-	$11,157	$14,269	$2,076	$(8,454)	$(8,102)
Net realized gain (loss) on investments	379,072	10,710	79,594	113,940	(1,008)	909,477	270,400
Change in net unrealized appreciation (depreciation) on investments	(1,034,333)	(25,970)	(147,872)	(376,534)	(16,221)	(2,158,785)	(1,138,163)

Net increase (decrease) in net assets resulting from operations	(641,420)	(15,260)	(57,120)	(248,325)	(15,153)	(1,257,762)	(875,866)

POLICY TRANSACTIONS:
Policy owners' net payments	118,476	2,013	33,464	60,839	6,742	88,503	56,116
Policy maintenance charges	(106,933)	(1,504)	(35,700)	(51,606)	(6,436)	(85,344)	(64,858)
Policy owners' benefits	(121,735)	(23)	(41,857)	(34,490)	(1,451)	(73,808)	(37,803)
Net transfers (to) from the Company and/or Subaccounts	(98,449)	916	(43,423)	(15,545)	568	34,834	(30,472)

Increase (decrease) in net assets resulting from Policy transactions	(208,641)	1,402	(87,516)	(40,802)	(577)	(35,815)	(77,018)

Total increase (decrease) in net assets	(850,061)	(13,858)	(144,636)	(289,126)	(15,731)	(1,293,577)	(952,884)

NET ASSETS:
Beginning of period	3,159,790	49,251	773,808	1,331,298	142,038	3,145,346	2,760,752

End of period	$2,309,730	$35,394	$629,172	$1,042,173	$126,307	$1,851,768	$1,807,868

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	MFS High Yield Portfolio	MFS Investors Trust Series, Initial Class	MFS Research Series, Initial Class	MFS Total Return Series, Initial Class	MFS Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,493	$890	$270	$15,891	$635	$13,980	$(846)
Net realized gain (loss) on investments	(1,928)	89,301	62,803	118,822	4,712	(11,658)	(8,473)
Change in net unrealized appreciation (depreciation) on investments	(9,790)	(149,017)	(157,980)	(277,920)	(8,755)	(53,911)	(1,068)

Net increase (decrease) in net assets resulting from operations	(8,224)	(58,826)	(94,907)	(143,207)	(3,408)	(51,588)	(10,387)

POLICY TRANSACTIONS:
Policy owners' net payments	4,269	8,397	17,439	65,301	2,399	30,513	11,483
Policy maintenance charges	(3,743)	(14,459)	(16,045)	(64,695)	(1,961)	(24,332)	(17,409)
Policy owners' benefits	(471)	(1,499)	(25,529)	(76,287)	-	(59,228)	(9,900)
Net transfers (to) from the Company and/or Subaccounts	(60,880)	45,226	(49,030)	(66,340)	9,652	(29,349)	(4,833)

Increase (decrease) in net assets resulting from Policy transactions	(60,825)	37,665	(73,164)	(142,020)	10,091	(82,396)	(20,659)

Total increase (decrease) in net assets	(69,049)	(21,161)	(168,071)	(285,228)	6,683	(133,985)	(31,046)

NET ASSETS:
Beginning of period	74,379	355,130	560,685	1,442,290	58,062	632,342	203,463

End of period	$5,332	$333,969	$392,614	$1,157,061	$64,743	$498,357	$172,416

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.          ORGANIZATION

The Titanium Universal Life Variable Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by United Investors Life Insurance Company, and exists in accordance with the regulations of the Alabama Department of Insurance. United Investors Life Insurance Company was a wholly owned subsidiary of Torchmark Corporation and was acquired by Protective Life Insurance Company (the “Company”). Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of Subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies. New Policies are no longer being sold under the products in the Separate Account, but owners of existing Policies may make additional deposits.

The following is the variable life insurance product funded by the Separate Account:

Titanium Variable Universal Life

For the years or periods ended December 31, 2023 and 2022, the Separate Account was invested in up to 35 Subaccounts, as follows:

Alger Balanced Portfolio, Class I-2

Alger Capital Appreciation Portfolio, Class I-2

Alger Growth & Income Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

Allspring VT Discovery SMID Cap Growth Fund, Class 2

Allspring VT Index Asset Allocation Fund, Class 2

Allspring VT International Equity Fund, Class 1

Allspring VT Opportunity Fund, Class 2

BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Government Money Market Portfolio, Single Share

DWS CROCI U.S. VIP, Class A

DWS Equity 500 Index VIP, Class A

DWS High Income VIP, Class A

DWS Small Cap Index VIP, Class A

DWS Small Mid Cap Growth VIP, Class A

DWS Small Mid Cap Value VIP, Class A

Franklin Global Real Estate VIP Fund, Class 2

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. Core Equity Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Equity and Income Fund, Series I

Invesco V.I. EQV International Equity Fund, Series I (a)

Invesco V.I. Government Securities Fund, Series I

Invesco V.I. Technology Fund, Series I

MFS Growth Series, Initial Class

MFS High Yield Portfolio

MFS Investors Trust Series, Initial Class

MFS Research Series, Initial Class

MFS Total Return Series, Initial Class

MFS Value Series, Initial Class

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

(a)	See Subaccount Changes table below

Subaccount Changes:

During 2023 or 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Invesco V.I. International Growth	Invesco V.I. EQV International Equity Fund	April 29, 2022

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2023 or that did not have activity during the year ended December 31, 2023 are not presented on the Statements of Assets and Liabilities as of December 31, 2023 or Statements of Operations for the year ended December 31, 2023, respectively.

2.         SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

Alger Balanced Portfolio, Class I-2	$17,713	$13,825
Alger Capital Appreciation Portfolio, Class I-2	69,169	234,965
Alger Growth & Income Portfolio, Class I-2	84,549	166,438
Alger Large Cap Growth Portfolio, Class I-2	78,950	202,707
Alger Mid Cap Growth Portfolio, Class I-2	81,077	170,387
Alger Small Cap Growth Portfolio, Class I-2	77,428	73,081
Allspring VT Discovery SMID Cap Growth Fund, Class 2	75,149	93,570
Allspring VT Index Asset Allocation Fund, Class 2	7,527	13,559
Allspring VT International Equity Fund, Class 1	17,571	43,662
Allspring VT Opportunity Fund, Class 2	209,059	165,817
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	91,981	38,088
BNY Mellon VIF Appreciation Portfolio, Initial Shares	74,997	84,001
BNY Mellon VIF Government Money Market Portfolio, Single Share	486,414	528,914
DWS CROCI U.S. VIP, Class A	4,239	7,181
DWS Equity 500 Index VIP, Class A	40,294	35,216
DWS High Income VIP, Class A	4,086	2,739
DWS Small Cap Index VIP, Class A	62,868	41,653
DWS Small Mid Cap Growth VIP, Class A	7,691	19,562
DWS Small Mid Cap Value VIP, Class A	20,380	4,904
Franklin Global Real Estate VIP Fund, Class 2	88,182	63,935
Invesco V.I. American Franchise Fund, Series I	140,652	263,087
Invesco V.I. Core Equity Fund, Series I	151,450	226,886
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	1,513	4,100
Invesco V.I. Equity and Income Fund, Series I	75,661	50,744
Invesco V.I. EQV International Equity Fund, Series I	41,618	115,877
Invesco V.I. Government Securities Fund, Series I	12,701	3,881
Invesco V.I. Technology Fund, Series I	56,380	153,654
MFS Growth Series, Initial Class	197,211	128,671
MFS High Yield Portfolio	8,532	3,796
MFS Investors Trust Series, Initial Class	23,389	12,822
MFS Research Series, Initial Class	38,065	21,066
MFS Total Return Series, Initial Class	124,002	129,888
MFS Value Series, Initial Class	20,042	6,037
Templeton Foreign VIP Fund, Class 2	29,544	56,585
Templeton Global Bond VIP Fund, Class 2	11,996	18,961

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Alger Balanced Portfolio, Class I-2	412	415	(3)	1,380	2,002	(622)
Alger Capital Appreciation Portfolio, Class I-2	3,629	10,247	(6,618)	30,641	13,421	17,220
Alger Growth & Income Portfolio, Class I-2	1,141	8,371	(7,230)	18,449	13,355	5,094
Alger Large Cap Growth Portfolio, Class I-2	5,652	11,660	(6,008)	41,834	15,740	26,094
Alger Mid Cap Growth Portfolio, Class I-2	4,324	9,034	(4,710)	31,852	12,437	19,415
Alger Small Cap Growth Portfolio, Class I-2	4,973	4,468	505	19,641	7,089	12,552
Allspring VT Discovery SMID Cap Growth Fund, Class 2	5,366	5,918	(552)	33,049	13,063	19,986
Allspring VT Index Asset Allocation Fund, Class 2	116	472	(356)	139	221	(82)
Allspring VT International Equity Fund, Class 1	771	2,494	(1,723)	2,064	3,676	(1,612)
Allspring VT Opportunity Fund, Class 2	1,805	6,742	(4,937)	21,765	12,574	9,191
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	740	2,284	(1,544)	12,228	7,543	4,685
BNY Mellon VIF Appreciation Portfolio, Initial Shares	562	3,571	(3,009)	5,161	3,738	1,423
BNY Mellon VIF Government Money Market Portfolio, Single Share	29,145	45,819	(16,674)	52,851	110,694	(57,843)
DWS CROCI U.S. VIP, Class A	166	328	(162)	589	706	(117)
DWS Equity 500 Index VIP, Class A	652	947	(295)	1,584	1,317	267
DWS High Income VIP, Class A	163	164	(1)	2,355	1,200	1,155
DWS Small Cap Index VIP, Class A	1,448	1,270	178	4,849	3,340	1,509
DWS Small Mid Cap Growth VIP, Class A	208	1,022	(814)	993	780	213
DWS Small Mid Cap Value VIP, Class A	804	213	591	268	311	(43)
Franklin Global Real Estate VIP Fund, Class 2	4,040	3,959	81	4,549	7,240	(2,691)
Invesco V.I. American Franchise Fund, Series I	4,773	16,583	(11,810)	27,785	21,029	6,756
Invesco V.I. Core Equity Fund, Series I	4,534	12,184	(7,650)	23,693	25,565	(1,872)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	117	326	(209)	230	117	113
Invesco V.I. Equity and Income Fund, Series I	2,856	4,841	(1,985)	10,098	18,963	(8,865)
Invesco V.I. EQV International Equity Fund, Series I	2,314	6,914	(4,600)	9,494	8,722	772
Invesco V.I. Government Securities Fund, Series I	755	272	483	616	637	(21)
Invesco V.I. Technology Fund, Series I	5,214	12,815	(7,601)	38,856	34,321	4,535
MFS Growth Series, Initial Class	1,978	7,501	(5,523)	17,017	12,194	4,823

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

MFS High Yield Portfolio	341	264	77	782	687	95
MFS Investors Trust Series, Initial Class	241	583	(342)	12,614	5,891	6,723
MFS Research Series, Initial Class	711	968	(257)	695	3,311	(2,616)
MFS Total Return Series, Initial Class	2,815	6,402	(3,587)	13,535	11,989	1,546
MFS Value Series, Initial Class	897	254	643	1,068	163	905
Templeton Foreign VIP Fund, Class 2	793	3,097	(2,304)	3,225	7,701	(4,476)
Templeton Global Bond VIP Fund, Class 2	674	1,113	(439)	1,269	1,806	(537)

Note: Units may not foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by Subaccount from either the net unit value or from the Policy as a redemption of units. Fees and charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.00% - 0.75% of the average daily net assets of the Subaccounts
Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$6 - $30 per month

Surrender Charge
This charge is assessed to reimburse the Company for some of the costs of distributing the Policies. The charge is a percent of the Policy's face and based on the number of full years which have elapsed between the date the Policy was issued and the surrender date, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0 - $4 per $1,000 of the Policy's face amount, plus 0% - 46% of premiums paid up to one target premium, plus 0% - 44% of premiums paid above one target premium and up to two target premiums, plus 0% - 5% of premium paid above two target premiums

Withdrawal Charge

This charge is assessed to reimburse the Company for costs incurred from withdrawals. The charge is deducted upon withdrawal, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.

$25 per withdrawal or 2.00% of the amount withdrawn, whichever is less, after the first partial withdrawal in the same Policy year

Expense Type	Range
Charge for Optional Benefits
This charge is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Policy owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.

$0.03 - $83.33 per $1,000 of rider coverage

$0.005 - $0.01 per $1,000 of base face amount

$0.02 - $0.30 per $1.00 of monthly deductions for other benefits

$0.02 - $0.13 per $1.00 of specified premium to be waived

Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary day, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.02 - $83.33 per $1,000 of net amount at risk per month

Premium Expense Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is assessed on each premium payment received until premiums paid equal 10 times the target premium for the Policy, deducted through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	0.00% - 4.00% of each premium received
Loan Interest Rate Spread
The loan interest rate spread is the difference between the amount of interest charged on outstanding loan balances and the amount of interest credited to amounts held in the guaranteed account that secures the loans. The charge is deducted annually, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	0.0% - 0.75% of the loan balance

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$25 per transfer, after the first 12 transfers in any Policy year

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sells a variable life product that is funded by the Separate Account. This product has a unique combination of features and expenses that are charged against the Policy owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Policy expenses offered by the Company, as Policy owners may not have selected all available and applicable Policy options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable life Policies, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2023 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Alger Balanced Portfolio, Class I-2
2023	13	$13.70	$31.92	$404	1.48%	0.25%	0.50%	17.14%	16.85%
2022	13	11.69	27.32	346	1.13%	0.25%	0.50%	(11.53)%	(11.75)%
2021	14	13.22	30.96	428	0.90%	0.25%	0.50%	18.53%	18.82%
2020	13	25.44	26.12	321	1.26%	0.50%	0.75%	9.41%	9.68%
2019	12	23.25	23.81	283	1.58%	0.50%	0.75%	18.61%	18.91%
Alger Capital Appreciation Portfolio, Class I-2
2023	183	12.97	52.40	4,366	0.00%	0.25%	0.75%	42.77%	42.07%
2022	190	9.08	36.88	3,177	0.00%	0.25%	0.75%	(36.68)%	(36.99)%
2021	173	14.35	60.24	5,027	0.00%	0.25%	0.75%	18.24%	18.83%
2020	93	49.51	50.82	4,582	0.21%	0.50%	0.75%	40.70%	41.05%
2019	98	35.19	36.03	3,525	0.38%	0.50%	0.75%	32.59%	32.92%
Alger Growth & Income Portfolio, Class I-2
2023	61	16.32	37.42	1,474	1.39%	0.25%	0.75%	23.62%	23.01%
2022	68	13.20	30.42	1,321	1.33%	0.25%	0.75%	(15.19)%	(15.61)%
2021	63	15.57	37.09	1,715	1.18%	0.25%	0.75%	30.68%	31.33%
2020	52	27.58	28.31	1,433	1.32%	0.50%	0.75%	14.02%	14.31%
2019	53	24.19	24.77	1,323	2.27%	0.50%	0.75%	28.51%	28.83%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Alger Large Cap Growth Portfolio, Class I-2
2023	138	$11.89	$33.61	$2,613	0.00%	0.25%	0.75%	32.34%	31.68%
2022	144	8.98	25.52	2,072	0.00%	0.25%	0.75%	(38.81)%	(39.11)%
2021	118	14.68	43.13	3,331	0.00%	0.25%	0.75%	11.01%	11.56%
2020	86	37.76	38.76	3,229	4.78%	0.50%	0.75%	65.79%	66.20%
2019	92	22.77	23.32	2,149	-	0.50%	0.75%	26.48%	26.80%
Alger Mid Cap Growth Portfolio, Class I-2
2023	124	11.47	37.61	2,825	0.00%	0.25%	0.75%	22.87%	22.26%
2022	129	9.33	30.76	2,370	0.00%	0.25%	0.75%	(36.23)%	(36.55)%
2021	109	14.63	49.89	3,581	0.00%	0.25%	0.75%	3.43%	3.94%
2020	81	46.88	48.12	3,832	4.75%	0.50%	0.75%	63.40%	63.81%
2019	90	28.69	29.38	2,645	-	0.50%	0.75%	29.29%	29.61%
Alger Small Cap Growth Portfolio, Class I-2
2023	71	8.66	28.89	1,294	0.00%	0.25%	0.75%	16.20%	15.63%
2022	71	7.45	24.99	1,106	0.00%	0.25%	0.75%	(38.17)%	(38.47)%
2021	58	12.05	41.79	1,727	0.00%	0.25%	0.75%	(6.76)%	(6.29)%
2020	44	43.55	44.71	1,938	0.99%	0.50%	0.75%	65.91%	66.32%
2019	50	26.25	26.88	1,350	-	0.50%	0.75%	28.37%	28.69%
Allspring VT Discovery SMID Cap Growth Fund, Class 2
2023	148	10.09	30.76	2,289	0.00%	0.25%	0.75%	19.84%	19.25%
2022	148	8.42	25.80	1,916	0.00%	0.25%	0.75%	(38.00)%	(38.31)%
2021	129	13.58	43.03	3,031	0.00%	0.25%	0.75%	(5.75)%	(5.28)%
2020	80	44.37	45.55	3,232	0.33%	0.50%	0.75%	61.44%	61.84%
2019	78	27.48	28.14	2,196	1.91%	0.50%	0.75%	37.99%	38.33%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Allspring VT Index Asset Allocation Fund, Class 2
2023	4	$12.45	$31.30	$112	0.96%	0.25%	0.50%	16.41%	16.12%
2022	4	10.69	26.96	106	0.60%	0.25%	0.50%	(17.23)%	(17.44)%
2021	4	12.92	32.65	131	0.16%	0.25%	0.50%	15.42%	15.71%
2020	1	27.56	28.29	24	0.96%	0.50%	0.75%	15.72%	16.01%
2019	1	23.81	24.39	24	1.14%	0.50%	0.75%	19.26%	19.56%
Allspring VT International Equity Fund, Class 1
2023	19	13.62	18.28	343	1.77%	0.25%	0.75%	15.52%	14.94%
2022	21	11.79	15.91	326	3.89%	0.25%	0.75%	(11.70)%	(12.14)%
2021	23	13.35	18.63	404	1.33%	0.25%	0.75%	6.59%	7.12%
2020	28	16.99	17.44	507	2.58%	0.50%	0.75%	4.11%	4.37%
2019	26	16.32	16.71	435	12.34%	0.50%	0.75%	14.64%	14.93%
Allspring VT Opportunity Fund, Class 2
2023	80	15.60	52.20	2,274	0.00%	0.25%	0.75%	26.18%	25.56%
2022	85	12.36	41.58	1,916	0.00%	0.25%	0.75%	(21.00)%	(21.40)%
2021	76	15.65	54.43	2,624	0.04%	0.25%	0.75%	23.85%	24.47%
2020	55	42.71	43.84	2,353	1.62%	0.50%	0.75%	20.10%	20.40%
2019	57	35.56	36.41	2,081	0.29%	0.50%	0.75%	30.49%	30.81%
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares
2023	40	14.37	29.97	698	0.73%	0.25%	0.50%	23.51%	23.21%
2022	42	11.64	24.33	586	0.49%	0.25%	0.50%	(23.06)%	(23.26)%
2021	37	15.12	31.70	782	0.76%	0.25%	0.50%	26.37%	26.68%
2020	28	24.44	25.09	641	1.47%	0.50%	0.75%	23.22%	23.53%
2019	26	19.83	20.31	530	1.47%	0.50%	0.75%	33.36%	33.69%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

BNY Mellon VIF Appreciation Portfolio, Initial Shares
2023	26	$14.90	$43.62	$696	0.71%	0.25%	0.75%	20.67%	20.07%
2022	29	12.34	36.33	640	0.62%	0.25%	0.75%	(18.27)%	(18.67)%
2021	28	15.10	45.97	848	0.45%	0.25%	0.75%	26.18%	26.81%
2020	23	35.40	36.34	796	0.73%	0.50%	0.75%	22.77%	23.07%
2019	24	28.84	29.53	707	1.23%	0.50%	0.75%	35.08%	35.42%
BNY Mellon VIF Government Money Market Portfolio, Single Share
2023	303	10.50	11.82	3,516	4.53%	0.25%	0.75%	4.36%	3.85%
2022	319	10.07	11.38	3,113	1.28%	0.25%	0.75%	1.01%	0.51%
2021	377	9.96	11.65	4,116	0.01%	0.25%	0.75%	(0.73)%	(0.24)%
2020	328	11.41	11.71	3,828	0.21%	0.50%	0.75%	(0.52)%	(0.27)%
2019	292	11.46	11.74	3,422	1.64%	0.50%	0.75%	0.91%	1.16%
DWS CROCI U.S. VIP, Class A
2023	2	14.70	23.79	48	1.70%	0.25%	0.50%	20.46%	20.16%
2022	2	12.20	19.80	43	1.78%	0.25%	0.50%	(15.61)%	(15.82)%
2021	2	14.46	23.52	58	3.30%	0.50%	0.50%	26.06%	26.06%
2020	9	18.18	18.66	171	6.34%	0.50%	0.75%	(12.81)%	(12.60)%
2019	8	20.85	21.35	176	3.00%	0.50%	0.75%	31.96%	32.29%
DWS Equity 500 Index VIP, Class A
2023	11	15.75	55.09	319	1.36%	0.25%	0.75%	25.69%	25.07%
2022	11	12.53	44.05	265	1.23%	0.25%	0.75%	(18.54)%	(18.95)%
2021	11	15.38	55.92	339	1.61%	0.25%	0.75%	27.44%	28.08%
2020	9	42.64	43.77	332	1.58%	0.50%	0.75%	17.22%	17.51%
2019	8	36.38	37.25	311	2.09%	0.50%	0.75%	30.21%	30.53%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

DWS High Income VIP, Class A
2023	3	$11.39	$23.27	$36	5.21%	0.25%	0.50%	11.06%	10.79%
2022	3	10.26	21.01	33	5.00%	0.25%	0.50%	(9.11)%	(9.33)%
2021	2	11.29	23.17	36	5.03%	0.50%	0.50%	3.49%	3.49%
2020	2	21.81	22.39	42	5.19%	0.50%	0.75%	5.45%	5.71%
2019	2	20.68	21.18	40	5.69%	0.50%	0.75%	14.83%	15.11%
DWS Small Cap Index VIP, Class A
2023	24	14.74	45.87	794	1.10%	0.25%	0.75%	16.47%	15.89%
2022	23	12.66	39.58	682	0.88%	0.25%	0.75%	(20.83)%	(21.23)%
2021	22	15.99	51.70	925	0.90%	0.25%	0.75%	13.65%	14.22%
2020	21	44.21	45.38	955	1.36%	0.50%	0.75%	18.54%	18.84%
2019	22	37.29	38.19	845	1.75%	0.50%	0.75%	24.29%	24.60%
DWS Small Mid Cap Growth VIP, Class A
2023	5	13.09	26.92	100	0.02%	0.25%	0.75%	18.53%	17.95%
2022	5	11.05	22.83	98	0.00%	0.25%	0.75%	(28.20)%	(28.55)%
2021	5	15.38	32.88	139	0.04%	0.25%	0.75%	12.99%	13.56%
2020	4	28.28	29.03	108	0.04%	0.50%	0.75%	29.21%	29.53%
2019	4	21.88	22.41	89	-	0.50%	0.75%	21.50%	21.81%
DWS Small Mid Cap Value VIP, Class A
2023	5	16.53	29.42	124	1.16%	0.25%	0.50%	14.66%	14.38%
2022	5	14.42	25.72	99	0.81%	0.25%	0.50%	(16.01)%	(16.22)%
2021	5	17.16	30.70	120	1.68%	0.25%	0.50%	29.85%	30.17%
2020	10	23.03	23.64	235	1.39%	0.50%	0.75%	(1.54)%	(1.29)%
2019	10	23.39	23.95	228	0.75%	0.50%	0.75%	20.61%	20.91%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Franklin Global Real Estate VIP Fund, Class 2
2023	44	$11.83	$18.97	$831	2.84%	0.25%	0.75%	11.15%	10.60%
2022	44	10.64	17.16	741	2.20%	0.25%	0.75%	(26.24)%	(26.61)%
2021	47	14.43	24.06	1,090	0.95%	0.25%	0.75%	25.85%	26.47%
2020	49	18.57	19.07	937	2.91%	0.50%	0.75%	(6.09)%	(5.86)%
2019	46	19.78	20.25	926	2.65%	0.50%	0.75%	21.46%	21.77%
Invesco V.I. American Franchise Fund, Series I
2023	198	13.33	28.57	3,643	0.00%	0.25%	0.75%	40.58%	39.88%
2022	210	9.48	20.42	2,733	0.00%	0.25%	0.75%	(31.28)%	(31.63)%
2021	203	13.80	30.74	4,098	0.00%	0.25%	0.75%	11.09%	11.65%
2020	144	26.89	27.60	3,858	0.07%	0.50%	0.75%	41.29%	41.65%
2019	149	19.03	19.49	2,899	0.22%	0.50%	0.75%	35.74%	36.08%
Invesco V.I. Core Equity Fund, Series I
2023	145	14.75	28.49	2,681	0.73%	0.25%	0.50%	23.06%	22.75%
2022	152	11.99	23.21	2,310	0.85%	0.25%	0.50%	(20.74)%	(20.94)%
2021	154	15.13	29.36	3,160	0.67%	0.25%	0.50%	27.10%	27.42%
2020	116	22.50	23.10	2,638	2.58%	0.50%	0.75%	13.00%	13.28%
2019	113	19.91	20.39	2,313	0.97%	0.50%	0.75%	28.00%	28.32%
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2023	3	13.98	13.98	37	0.00%	0.00%	0.00%	13.15%	13.15%
2022	3	12.36	12.36	35	0.00%	0.00%	0.00%	(30.98)%	(30.98)%
2021	3	17.91	17.91	49	0.00%	0.00%	0.00%	19.10%	19.10%
2020	4	15.03	15.03	53	0.00%	0.00%	0.00%	-	-
Invesco V.I. Equity and Income Fund, Series I
2023	60	11.16	11.08	673	2.01%	0.00%	0.25%	10.56%	10.28%
2022	62	10.09	10.05	629	1.67%	0.00%	0.25%	(7.51)%	(7.74)%
2021	71	10.91	10.89	774	2.03%	0.00%	0.25%	5.74%	5.57%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. EQV International Equity Fund, Series I
2023	61	$12.24	$24.23	$1,148	0.20%	0.25%	0.75%	17.85%	17.27%
2022	66	10.39	20.66	1,042	1.60%	0.25%	0.75%	(18.51)%	(18.91)%
2021	65	12.74	26.22	1,331	1.32%	0.25%	0.75%	5.10%	5.62%
2020	52	24.24	24.89	1,276	2.37%	0.50%	0.75%	13.15%	13.43%
2019	52	21.43	21.94	1,146	1.64%	0.50%	0.75%	27.62%	27.93%
Invesco V.I. Government Securities Fund, Series I
2023	11	9.19	14.67	138	2.12%	0.25%	0.50%	4.36%	4.10%
2022	11	8.80	14.09	126	1.96%	0.25%	0.50%	(10.52)%	(10.74)%
2021	11	9.84	15.79	142	3.09%	0.25%	0.50%	(2.75)%	(2.51)%
2020	6	15.81	16.23	84	2.45%	0.50%	0.75%	5.48%	5.74%
2019	5	14.99	15.35	82	2.61%	0.50%	0.75%	5.28%	5.55%
Invesco V.I. Managed Volatility
2021	-	-	-	-	4.31%	0.25%	0.25%	7.71%	7.71%
2020	36	21.53	22.11	779	4.05%	0.50%	0.75%	2.13%	2.38%
2019	36	21.09	21.59	770	1.36%	0.50%	0.75%	17.70%	17.99%
Invesco V.I. Technology Fund, Series I
2023	191	12.21	15.94	2,615	0.00%	0.25%	0.75%	46.58%	45.85%
2022	199	8.33	10.93	1,852	0.00%	0.25%	0.75%	(40.10)%	(40.40)%
2021	194	13.91	18.87	3,145	0.00%	0.25%	0.75%	13.56%	14.13%
2020	180	16.15	16.58	2,943	0.60%	0.50%	0.75%	45.03%	45.39%
2019	199	11.13	11.40	2,270	-	0.50%	0.75%	34.87%	35.20%
MFS Growth Series, Initial Class
2023	118	13.21	38.39	2,354	0.00%	0.25%	0.75%	35.52%	34.86%
2022	124	9.75	28.47	1,808	0.00%	0.25%	0.75%	(31.81)%	(32.14)%
2021	119	14.30	43.18	2,761	0.00%	0.25%	0.75%	22.61%	23.22%
2020	69	34.22	35.13	2,286	0.00%	0.50%	0.75%	30.88%	31.20%
2019	68	26.15	26.77	1,819	-	0.50%	0.75%	37.12%	37.46%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

MFS High Yield Portfolio
2023	5	$11.12	$13.99	$75	5.80%	0.25%	0.75%	12.13%	11.57%
2022	5	9.91	12.54	5	9.62%	0.25%	0.75%	(10.74)%	(11.18)%
2021	5	14.41	14.41	74	4.86%	0.50%	0.75%	2.72%	2.97%
2020	5	13.74	14.00	73	5.35%	0.50%	0.75%	4.30%	4.56%
2019	5	13.17	13.39	70	5.69%	0.50%	0.75%	13.95%	14.24%
MFS Investors Trust Series, Initial Class
2023	17	14.81	41.39	316	0.73%	0.25%	0.50%	18.68%	18.39%
2022	18	12.48	34.96	334	0.58%	0.25%	0.50%	(16.70)%	(16.90)%
2021	11	14.98	42.07	355	0.64%	0.25%	0.50%	26.18%	26.50%
2020	9	32.48	33.34	291	0.65%	0.50%	0.75%	13.02%	13.30%
2019	9	28.74	29.43	259	0.97%	0.50%	0.75%	30.60%	30.93%
MFS Research Series, Initial Class
2023	20	14.79	38.92	471	0.52%	0.25%	0.75%	22.11%	21.51%
2022	20	12.11	32.03	393	0.43%	0.25%	0.75%	(17.42)%	(17.83)%
2021	23	14.66	40.11	561	0.54%	0.25%	0.75%	23.87%	24.49%
2020	15	31.47	32.30	479	1.01%	0.50%	0.75%	15.73%	16.01%
2019	15	27.19	27.84	418	1.35%	0.50%	0.75%	31.96%	32.29%
MFS Total Return Series, Initial Class
2023	54	12.86	35.86	1,195	2.04%	0.25%	0.75%	10.17%	9.62%
2022	58	11.67	32.71	1,157	1.63%	0.25%	0.75%	(9.81)%	(10.25)%
2021	56	12.94	37.51	1,442	1.86%	0.25%	0.75%	13.27%	13.83%
2020	41	32.18	33.03	1,308	2.18%	0.50%	0.75%	9.00%	9.27%
2019	39	29.52	30.23	1,176	2.30%	0.50%	0.75%	19.49%	19.79%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS Value Series, Initial Class
2023	3	$15.04	$37.73	$78	1.66%	0.25%	0.50%	7.66%	7.40%
2022	3	13.97	35.13	65	1.47%	0.25%	0.50%	(6.14)%	(6.37)%
2021	2	14.89	37.52	58	1.33%	0.25%	0.50%	24.83%	25.14%
2020	2	29.28	30.06	51	1.55%	0.50%	0.75%	2.70%	2.96%
2019	2	28.51	29.20	47	1.42%	0.50%	0.75%	28.84%	29.16%
Templeton Foreign VIP Fund, Class 2
2023	29	13.75	19.23	554	3.15%	0.25%	0.75%	20.46%	19.86%
2022	32	11.41	16.05	498	2.93%	0.25%	0.75%	(7.84)%	(8.29)%
2021	36	12.38	18.01	632	1.93%	0.25%	0.75%	3.38%	3.90%
2020	34	16.93	17.38	599	2.96%	0.50%	0.75%	(1.89)%	(1.65)%
2019	30	17.25	17.67	538	1.87%	0.50%	0.75%	11.69%	11.97%
Templeton Global Bond VIP Fund, Class 2
2023	10	9.19	19.85	170	0.00%	0.25%	0.75%	2.63%	2.12%
2022	10	8.96	19.43	172	0.00%	0.25%	0.75%	(5.19)%	(5.66)%
2021	11	9.45	21.20	203	0.00%	0.25%	0.75%	(5.70)%	(5.23)%
2020	11	21.85	22.43	230	8.29%	0.50%	0.75%	(5.99)%	(5.75)%
2019	10	23.24	23.79	239	7.20%	0.50%	0.75%	1.25%	1.51%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Policy expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Policy owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.